Braskem Idesa borrowings	12 Months Ended
Dec. 31, 2024
Braskem Idesa Borrowings
Braskem Idesa borrowings

16 Braskem Idesa borrowings

Identification		Maturity	Currency and annual stated interest rate (%)	2024	2023

Bonds
Bond I	(i)	Nov-2029	US dollar exchange variation + 7.45	5,497	4,383
Bond II	(ii)	Feb-2032	US dollar exchange variation + 6.99	7,446	5,936
				12,943	10,319

Others
	(iii)	Oct-2026	US dollar exchange variation + quarterly Term SOFR + 4.25	647	625
	(iv)	Oct-2028	US dollar exchange variation + semiannual Term SOFR + 3.25	1,936	766
				2,583	1,391

Transactions costs				(392)	(460)

Total				15,134	11,250

Current liabilities				857	739
Non-current liabilities				14,277	10,511
Total				15,134	11,250

(i)	Braskem Idesa pledged as collateral property, plant and equipment in the same amount as the bond.
(ii)	Sustainability-linked bonds. The bonds due in 10 years have an interest rate of 6.99% p.a., which may be increased by up to 0.37% p.a. if certain conditions are not met, which include the reduction of greenhouse gas (GHG) emissions by 15% in absolute terms by 2028, considering a baseline of 2017. Braskem Idesa pledged as collateral property, plant and equipment in the same amount as the bond.

(iii)	On March 28, 2024, Braskem Idesa obtained an extension of the waiver related to a leverage ratio (covenant) until March 30, 2025. In this sense, even though Braskem Idesa is not in default and creditors did not request to accelerate this debt, because the waiver did not cover at least 12 months, the entire balance, in the amount of R$ 631, was classified as current liabilities (2023: R$ 502). Braskem Idesa pledged as collateral property, plant and equipment assets and other rights (such as shares and receivables).
(iv)	Financing taken by Terminal Química for the construction of the ethane import terminal in Mexico, in which Braskem committed to provide capital support to cover 50%, if needed, of the obligations of contingent capital contributions within the financing of the Terminal Química, with the other 50% provided by the other shareholder.

Braskem Idesa is in full compliance with its debt service obligation defined in the financing agreement and maintains a position of cash and cash equivalents of R$ 1,205 as of December 31, 2024 (2023: R$ 1,562).

The amount of the financings with maturities in the long term are as follows:

	2024	2023

2026	37
2027	11
2028	1,610	466
2029	5,392	4,290
2032	7,227	5,755
Total	14,277	10,511